Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.2%
Kerry Express Thailand PCL, NVS	989,900	$676,904

Airlines — 0.3%
Asia Aviation PCL, NVDR(a)(b)	7,902,647	651,592
Bangkok Airways PCL, NVDR(a)(b)	1,648,700	515,785
		1,167,377
Auto Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR	2,094,145	1,507,926

Banks — 3.2%
Kiatnakin Phatra Bank PCL, NVDR	480,973	1,011,509
Krung Thai Bank PCL, NVDR	7,974,000	3,516,100
SCB X PCL, NVS	1,934,400	6,387,703
Thanachart Capital PCL, NVDR	661,900	773,748
Tisco Financial Group PCL, NVDR	454,800	1,218,560
		12,907,620
Beverages — 1.4%
Carabao Group PCL, NVDR(b)	686,400	2,211,600
Osotspa PCL, NVDR.	3,427,400	3,474,612
		5,686,212
Building Products — 0.2%
Dynasty Ceramic PCL, NVDR	8,294,340	693,041

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR(b)	4,067,000	2,220,489
Beyond Securities PC, NVS(a)	2,289,900	803,004
		3,023,493
Chemicals — 3.6%
Eastern Polymer Group PCL, NVDR(b)	1,908,700	562,190
Indorama Ventures PCL, NVDR	3,838,010	5,506,478
PTT Global Chemical PCL, NVDR	5,136,907	7,227,117
TOA Paint Thailand PCL, NVDR	1,383,100	1,159,257
		14,455,042
Construction & Engineering — 0.8%
CH Karnchang PCL, NVDR(b)	2,501,800	1,525,241
PSG Corp. PCL, NVS(a)	29,536,100	906,280
Sino-Thai Engineering & Construction PCL, NVDR(b)	2,599,128	992,744
		3,424,265
Construction Materials — 5.3%
Siam Cement PCL (The), NVDR.	1,777,300	19,287,988
Siam City Cement PCL, NVDR	203,100	928,567
Tipco Asphalt PCL, NVDR(b)	1,613,900	792,158
TPI Polene PCL, NVDR	13,034,500	612,667
		21,621,380
Consumer Finance — 4.2%
AEON Thana Sinsap Thailand PCL, NVDR(b)	198,800	1,108,382
Asia Sermkij Leasing PCL, NVS	479,800	592,389
JMT Network Services PCL, NVDR(b)	1,474,300	3,329,322
Krungthai Card PCL, NVDR	2,059,200	3,680,225
Muangthai Capital PCL, NVDR	1,697,700	2,438,560
Ngern Tid Lor PCL, NVDR	2,568,908	2,510,097
Ratchthani Leasing PCL, NVDR	4,503,827	598,888
Srisawad Corp. PCL, NVDR(b)	1,570,260	2,542,527
		16,800,390
Containers & Packaging — 1.3%
Polyplex Thailand PCL, NVDR(b)	511,300	367,338
Security	Shares	Value
Containers & Packaging (continued)
SCG Packaging PCL, NVDR	2,935,700	$4,862,889
		5,230,227
Diversified Telecommunication Services — 1.0%
Jasmine International PCL, NVDR(a)(b)	7,810,068	798,165
True Corp. PCL, NVDR	26,651,418	3,421,367
		4,219,532
Electrical Equipment — 0.2%
STARK Corp. PCL, NVS(a)	6,763,600	980,347
Electronic Equipment, Instruments & Components — 3.8%
Delta Electronics Thailand PCL, NVDR(b)	710,600	7,142,317
Forth Corp. PCL, NVS	545,300	772,854
Hana Microelectronics PCL, NVDR(b)	1,291,800	1,766,326
Jay Mart PCL, NVDR(b)	1,109,800	1,966,775
KCE Electronics PCL, NVDR(b)	1,753,400	3,375,000
Synnex Thailand PCL, NVDR(b)	563,200	363,914
		15,387,186
Entertainment — 0.3%
Major Cineplex Group PCL, NVDR	1,321,400	824,950
RS PCL, NVDR.	1,104,900	512,618
		1,337,568
Food & Staples Retailing — 7.1%
Berli Jucker PCL, NVDR	2,746,400	2,906,643
CP ALL PCL, NVDR	13,304,800	25,734,864
		28,641,507
Food Products — 3.2%
Charoen Pokphand Foods PCL, NVDR	8,829,800	6,695,520
GFPT PCL, NVDR(b)	997,200	486,227
Ichitan Group PCL, NVDR(b)	1,477,000	411,253
Khon Kaen Sugar Industry PCL, NVDR(b)	4,509,578	510,524
R&B Food Supply PCL, NVDR(b)	1,135,200	523,348
Thai Union Group PCL, NVDR	6,536,900	3,281,851
Thai Vegetable Oil PCL, NVDR	826,853	785,293
Thaifoods Group PCL, NVDR(b)	2,490,700	374,358
		13,068,374
Health Care Equipment & Supplies — 0.3%
Sri Trang Gloves Thailand PCL, NVDR(b)	2,277,100	1,335,423
Health Care Providers & Services — 7.2%
Bangkok Chain Hospital PCL, NVDR	3,143,725	1,866,251
Bangkok Dusit Medical Services PCL, NVDR(b)	23,537,600	17,707,149
Bumrungrad Hospital PCL, NVDR	1,086,376	5,539,664
Chularat Hospital PCL, NVDR	11,247,700	1,222,719
Thonburi Healthcare Group PCL, NVDR	866,600	1,897,695
Vibhavadi Medical Center PCL, NVDR	10,796,800	814,019
		29,047,497
Hotels, Restaurants & Leisure — 3.0%
Asset World Corp. PCL, NVDR	18,283,200	2,724,919
Central Plaza Hotel PCL, NVDR(a)	1,073,600	1,317,227
Minor International PCL, NVDR(a)	7,134,210	7,287,872
MK Restaurants Group PCL, NVDR(b)	627,700	967,345
		12,297,363
Independent Power and Renewable Electricity Producers — 9.3%
Absolute Clean Energy PCL, NVDR(b)	4,613,200	393,311
B Grimm Power PCL, NVDR	2,088,700	2,101,398
Banpu Power PCL, NVDR(b)	1,731,300	803,814
BCPG PCL, NVDR(b)	2,959,250	1,020,011
CK Power PCL, NVDR	4,618,060	734,620
Electricity Generating PCL, NVDR	601,000	3,158,123

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Energy Absolute PCL, NVDR	3,824,600	$10,008,705
Global Power Synergy PCL, NVDR	1,609,800	3,132,527
Gulf Energy Development PCL, NVDR	6,683,800	9,461,306
Gunkul Engineering PCL, NVDR	9,082,622	1,532,912
Ratch Group PCL, NVDR(b)	2,483,800	3,032,264
SPCG PCL, NVDR	1,078,800	538,603
Super Energy Corp. PCL, NVDR	37,287,250	926,188
TPI Polene Power PCL, NVDR(b)	5,693,200	618,799
		37,462,581
Industrial Conglomerates — 0.2%
Thoresen Thai Agencies PCL, NVDR(b)	2,691,700	792,860
Insurance — 1.0%
Bangkok Life Assurance PCL, NVDR	1,363,200	1,553,618
Dhipaya Group Holdings PCL, NVDR(a)(b)	810,200	1,560,825
TQM Corp. PCL, NVDR(b)	613,500	854,309
		3,968,752
Machinery — 0.2%
Sabuy Technology PCL, NVDR	882,300	657,471
Marine — 0.6%
Precious Shipping PCL, NVDR	2,125,900	1,229,067
Regional Container Lines PCL, NVDR(b)	847,400	1,143,880
		2,372,947
Media — 0.9%
BEC World PCL, NVDR(b)	1,817,800	823,918
Plan B Media PCL, NVDR(a)	5,240,460	1,194,143
VGI PCL, NVDR(b)	10,174,750	1,589,566
		3,607,627
Multiline Retail — 1.1%
Central Retail Corp. PCL, NVDR	4,125,034	4,577,426
Oil, Gas & Consumable Fuels — 14.3%
Bangchak Corp. PCL, NVDR	2,362,400	2,267,593
Banpu PCL, NVDR	13,110,600	4,746,369
Esso Thailand PCL, NVDR(a)	1,966,000	589,446
IRPC PCL, NVDR(b)	25,694,100	2,589,795
Prima Marine PCL, NVDR(b)	2,203,800	395,769
PTT Exploration & Production PCL, NVDR	3,166,084	15,587,978
PTT Public Company Ltd., NVDR	22,779,400	25,366,129
Siamgas & Petrochemicals PCL, NVDR(b)	1,226,200	418,932
Star Petroleum Refining PCL, NVDR	3,940,900	1,404,328
Thai Oil PCL, NVDR	2,558,500	4,295,882
		57,662,221
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	792,500	1,204,742
Real Estate Management & Development — 6.3%
Amata Corp. PCL, NVDR(b)	1,829,200	1,073,157
AP Thailand PCL, NVDR	5,409,186	1,770,019
Bangkok Land PCL, NVDR	25,650,700	757,645
Central Pattana PCL, NVDR	4,601,900	8,628,985
Land & Houses PCL, NVDR	19,065,300	4,985,617
MBK PCL, NVDR(a)	2,017,300	842,577
Origin Property PCL, NVDR	1,950,700	620,183
Pruksa Holding PCL, NVDR(b)	1,491,900	587,808
Quality Houses PCL, NVDR	17,042,232	1,104,910
Sansiri PCL, NVDR	27,056,137	900,508
SC Asset Corp. PCL, NVDR	3,241,104	325,645
Singha Estate PCL, NVDR(a)(b)	5,450,700	316,853
Security	Shares	Value
Real Estate Management & Development (continued)
Supalai PCL, NVDR	3,190,200	$1,901,789
WHA Corp. PCL, NVDR	18,845,140	1,760,044
		25,575,740
Road & Rail — 1.2%
BTS Group Holdings PCL, NVDR	18,006,900	4,678,181
Specialty Retail — 4.2%
Com7 PCL, NVDR	2,467,900	2,719,119
Dohome PCL, NVDR(b)	1,981,392	1,099,752
Home Product Center PCL, NVDR.	13,484,873	5,852,807
PTG Energy PCL, NVDR(b)	2,087,100	889,089
PTT Oil & Retail Business PCL, NVDR	6,836,000	5,528,955
Singer Thailand PCL, NVDR	638,024	979,170
		17,068,892
Technology Hardware, Storage & Peripherals — 0.1%
Ditto Thailand PCL, NVS	299,900	587,180
Transportation Infrastructure — 6.2%
Airports of Thailand PCL, NVDR(a)	9,765,500	19,894,847
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	507,000	422,565
Bangkok Expressway & Metro PCL, NVDR	17,423,053	4,653,116
		24,970,528
Water Utilities — 0.3%
TTW PCL, NVDR(b)	3,173,266	1,020,045
WHA Utilities and Power PCL, NVDR(b)	2,538,900	290,700
		1,310,745
Wireless Telecommunication Services — 5.6%
Advanced Info Service PCL, NVDR	2,710,519	17,170,257
Intouch Holdings PCL, NVDR	2,557,200	5,342,743
		22,513,000
Total Common Stocks — 99.5%
(Cost: $476,715,049)		402,519,567
Rights

Independent Power and Renewable Electricity Producers — 0.0%
Ratch Group PCL, (Expires 06/08/22)(a)	610,500	129,700
Total Rights — 0.0%
(Cost: $0)		129,700

Warrants

Media — 0.0%
VGI PCL, (Expires 05/23/27)(a)	2,385,750	21,612
Real Estate Management & Development — 0.0%
MBK PCL, (Expires 03/24/23)(a)	92,484	30,540
Total Warrants — 0.0%
(Cost: $0)		52,152
Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	16,331,643	16,331,643

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	2,020,000	$2,020,000
		18,351,643
Total Short-Term Securities — 4.5%
(Cost: $18,345,576)		18,351,643
Total Investments in Securities — 104.0%
(Cost: $495,060,625)		421,053,062
Liabilities in Excess of Other Assets — (4.0)%		(16,328,741)
Net Assets — 100.0%		$404,724,321

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,250,286	$—		$(16,910,355	)(a)	$(9,712)	$1,424	$16,331,643	16,331,643	$1,675,051	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	890,000	(a)	—		—	—	2,020,000	2,020,000	741		—
						$(9,712)	$1,424	$18,351,643		$1,675,792		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	32	06/17/22	$1,701	$(29,913)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
May 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,686,014	$383,833,553	$—	$402,519,567
Rights	—	129,700	—	129,700
Warrants	—	52,152	—	52,152
Money Market Funds	18,351,643	—	—	18,351,643
	$37,037,657	$384,015,405	$—	$421,053,062

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(29,913)	$—	$—	$(29,913)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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